Schedule of Investments (unaudited)
December 31, 2024
iShares® Asia 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 39.4%
Alibaba Group Holding Ltd.	2,939,600	$31,110,830
ANTA Sports Products Ltd.	309,000	3,051,777
Baidu Inc., Class A(a)	592,150	6,245,172
Bank of China Ltd., Class H	21,715,000	11,049,907
BYD Co. Ltd., Class H	261,500	8,894,433
China Construction Bank Corp., Class H	25,513,960	21,137,664
China Merchants Bank Co. Ltd., Class H	853,000	4,354,035
China Petroleum & Chemical Corp., Class H	6,324,000	3,607,929
Industrial & Commercial Bank of China Ltd., Class H	19,157,115	12,771,714
JD.com Inc., Class A	749,850	13,019,799
Kuaishou Technology(a)(b)	722,600	3,790,441
Li Auto Inc., Class A(a)	330,400	3,946,491
Meituan, Class B(a)(b)	1,424,080	27,688,899
NetEase Inc.	450,400	8,017,040
PetroChina Co. Ltd., Class H	5,478,000	4,285,728
Ping An Insurance Group Co. of China Ltd., Class H	1,644,500	9,652,152
Tencent Holdings Ltd.	1,557,700	83,138,844
Trip.com Group Ltd.(a)	138,650	9,541,937
Xiaomi Corp., Class B(a)(b)	3,704,400	16,246,797
		281,551,589
Hong Kong — 6.4%
AIA Group Ltd.	2,833,600	20,353,356
CK Hutchison Holdings Ltd.	696,148	3,701,032
Hong Kong Exchanges & Clearing Ltd.	291,100	10,895,501
Link REIT	669,200	2,814,327
Sun Hung Kai Properties Ltd.	392,000	3,730,013
Techtronic Industries Co. Ltd.	339,500	4,463,048
		45,957,277
Singapore — 6.1%
DBS Group Holdings Ltd.	523,060	16,761,701
Oversea-Chinese Banking Corp. Ltd.	995,474	12,157,797
Singapore Telecommunications Ltd.	1,927,900	4,343,222
United Overseas Bank Ltd.	398,200	10,574,547
		43,837,267
South Korea — 13.5%
Celltrion Inc.	39,061	4,922,443
Hyundai Motor Co.	35,889	5,095,185
KB Financial Group Inc.	96,019	5,406,922
Kia Corp.	65,411	4,426,331
LG Chem Ltd.	12,281	2,057,457
LG Energy Solution Ltd.(a)(c)	10,937	2,554,183
NAVER Corp.	38,821	5,179,883
POSCO Holdings Inc.	19,303	3,292,776
Samsung Electronics Co. Ltd.	1,213,100	43,291,663
Shinhan Financial Group Co. Ltd.	132,263	4,288,869
SK Hynix Inc.	139,440	15,978,473
		96,494,185
Taiwan — 33.3%
Cathay Financial Holding Co. Ltd.	2,514,235	5,229,288
Chunghwa Telecom Co. Ltd.	987,551	3,717,565
Security	Shares	Value
Taiwan (continued)
CTBC Financial Holding Co. Ltd.	5,096,359	$6,066,897
Delta Electronics Inc.	500,000	6,544,619
Fubon Financial Holding Co. Ltd.	2,307,419	6,345,424
Hon Hai Precision Industry Co. Ltd.	3,122,052	17,454,297
MediaTek Inc.	414,112	17,802,561
Quanta Computer Inc.	719,000	6,257,768
Taiwan Semiconductor Manufacturing Co. Ltd.	5,073,343	164,883,764
United Microelectronics Corp.	3,026,000	3,941,659
		238,243,842
Total Common Stocks — 98.7% (Cost: $592,414,105)		706,084,160
Preferred Stocks
South Korea — 1.1%
Hyundai Motor Co.
Preference Shares, NVS	5,577	572,382
Series 2, Preference Shares, NVS	9,285	974,344
Samsung Electronics Co. Ltd., Preference Shares, NVS	207,002	6,148,364
		7,695,090
Total Preferred Stocks — 1.1% (Cost: $8,234,293)		7,695,090
Total Long-Term Investments — 99.8% (Cost: $600,648,398)		713,779,250
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	2,392,218	2,393,414
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	320,000	320,000
Total Short-Term Securities — 0.4% (Cost: $2,712,696)		2,713,414
Total Investments — 100.2% (Cost: $603,361,094)		716,492,664
Liabilities in Excess of Other Assets — (0.2)%		(1,192,186)
Net Assets — 100.0%		$715,300,478

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Asia 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,133,425	$—	$(739,612)(a)	$(535)	$136	$2,393,414	2,392,218	$9,149 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	—	(480,000)(a)	—	—	320,000	320,000	25,372	—
				$(535)	$136	$2,713,414		$34,521	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	5	01/21/25	$381	$(4,460)
MSCI China Index	20	03/21/25	508	(7,567)
				$(12,027)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$706,084,160	$—	$706,084,160
Preferred Stocks	—	7,695,090	—	7,695,090

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Asia 50 ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,713,414	$—	$—	$2,713,414
	$2,713,414	$713,779,250	$—	$716,492,664
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(12,027)	$—	$(12,027)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust